UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2009
	Shares	Value

Master Limited Partnerships and Related Companies - United States - 86.6% (1)
Coal - 3.8% (1)
Alliance Holdings GP, L.P.	100,000	$1,483,000

Crude/Refined Products Pipelines and Storage - 32.6% (1)
Genesis Energy, L.P.	170,000	1,717,000
Magellan Midstream Holdings, L.P.	180,000	2,865,600
Magellan Midstream Partners, L.P.	50,000	1,590,000
Plains All American Pipeline, L.P.	95,000	3,661,300
SemGroup Energy Partners, L.P.	167,750	461,312
Sunoco Logistics Partners, L.P.	16,187	890,123
TransMontaigne Partners, L.P.	99,500	1,696,475
		12,881,810
Natural Gas/Natural Gas Liquid Pipelines and Storage - 20.6% (1)
Energy Transfer Equity, L.P.	115,000	2,257,450
Energy Transfer Partners, L.P.	50,000	1,810,500
Enterprise GP Holdings, L.P.	40,000	782,800
Enterprise Products Partners, L.P.	100,000	2,158,000
Kinder Morgan Energy Partners, L.P.	25,000	1,152,750
		8,161,500
Natural Gas Gathering/Processing - 20.9% (1)
Atlas Pipeline Partners, L.P.	150,000	855,000
DCP Midstream Partners, L.P.	141,000	1,519,980
MarkWest Energy Partners, L.P.	150,000	1,614,000
Quicksilver Gas Services, L.P.	119,000	1,451,800
Regency Energy Partners, L.P.	150,000	1,540,500
Targa Resources Partners, L.P.	150,000	1,269,000
		8,250,280

Propane - 8.7% (1)
Inergy, L.P.	80,000	1,801,600
Inergy Holdings, L.P.	58,900	1,642,132
		3,443,732
Total Master Limited Partnerships and Related Companies (Cost $41,346,834)		34,220,322

Short-Term Investments - United States Investment Companies - 19.3% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class (2)	1,528,361	1,528,361
Fidelity Government Portfolio Fund - Institutional Class	1,528,361	1,528,361
First American Treasury Obligations Fund - Class A	1,528,361	1,528,361
First American Treasury Obligations Fund - Class Y	1,528,361	1,528,361
First American Treasury Obligations Fund - Class Z	1,528,361	1,528,361
Total Short-Term Investments (Cost $7,641,805)		7,641,805

Total Investments - 105.9% (1) (Cost $48,988,639)		41,862,127
Liabilities in Excess of Other Assets - (5.9)% (1)		(2,324,410)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$39,537,717

Exchange-Traded Funds - (2.2)%(1)
United States National Gas Fund, L.P.	50,000	866,000
Total Securities Sold Short - (2.2)%(1) (Proceeds $840,640)		$866,000

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) All or a portion of the shares have been committed as collateral for open short positions.

At February 28, 2009, the cost basis of investments and the proceeds from securities sold short for federal income tax purposes was $48,888,918 and $840,640 respectively, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,965,402
Gross unrealized depreciation	(10,017,553)
Net unrealized depreciation	$(7,052,151)
The following tables provide the fair value measurements of applicable portfolio assets by level within the fair value hierarchy for the Fund as of February 28, 2009.  These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	2/28/09	(Level 1)	(Level 2)	(Level 3)

Investments	$41,862,127	$41,862,127	$0	$0

Securities sold short	(866,000)	(866,000)	0	0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title) /s/Jerry V. Swank
                                                                Jerry V. Swank, President

Date  4/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Jerry V. Swank
                                                                Jerry V. Swank, President

Date  4/9/09

By (Signature and Title) /s/Mark Fordyce
                                                Mark Fordyce, Treasurer

Date  4/9/09